Intangible Assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Intangible Assets
(13) Intangible Assets
The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2019 and 2020 are as follows:
(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2018	¥972,964	¥355,163	¥33,469	¥1,361,596

Additions	¥—	¥11,836	¥3,956	¥15,792
Internally developed	161,232	14,975	—	176,207
Sales or disposal	(104,237)	(5,082)	(265)	(109,584)
Exchange differences on translating foreign operations	183	2,701	(1,067)	1,817
Other	—	(29)	2,195	2,166

Balance as of March 31, 2019	¥1,030,142	¥379,564	¥38,288	¥1,447,994

Additions	¥—	¥14,971	¥14,065	¥29,036
Internally developed	192,397	16,370	—	208,767
Sales or disposal	(136,575)	(9,473)	(826)	(146,874)
Exchange differences on translating foreign operations	(2,439)	(9,684)	(2,329)	(14,452)
Other	—	984	(3,008)	(2,024)

Balance as of March 31, 2020	¥1,083,525	¥392,732	¥46,190	¥1,522,447

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2018	¥(374,443)	¥(236,688)	¥(8,951)	¥(620,082)

Amortization	¥(148,100)	¥(39,224)	¥(1,243)	¥(188,567)
Sales or disposal	104,237	2,842	59	107,138
Exchange differences on translating foreign operations	(9)	(2,040)	222	(1,827)
Other	—	612	(900)	(288)

Balance as of March 31, 2019	¥(418,315)	¥(274,498)	¥(10,813)	¥(703,626)

Amortization	¥(136,508)	¥(33,199)	¥(1,671)	¥(171,378)
Sales or disposal	136,575	7,870	159	144,604
Exchange differences on translating foreign operations	449	6,787	918	8,154
Other*	(38,534)	(316)	(917)	(39,767)

Balance as of March 31, 2020	¥(456,333)	¥(293,356)	¥(12,324)	¥(762,013)

Explanatory note:

*
For certain capitalized development costs in progress related to Automobile business segment, the Company recognized the carrying amount in excess of recoverable amount as an expense in the consolidated statement of income for the year ended March 31, 2020.

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2019	¥611,827	¥105,066	¥27,475	¥744,368
Balance as of March 31, 2020	627,192	99,376	33,866	760,434
Amortization of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.
For commitments for purchases of intangible assets, see note 28.